UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4260
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 08/31

Portfolio of Investments
RiverSource Short Duration U.S. Government Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies(c) (0.1%)
KFW
04-16-12	2.25%	$395,000		$400,885

U.S. Government Obligations & Agencies (39.6%)
Federal Home Loan Banks
05-20-11	2.63	2,565,000		2,647,637
08-24-12	2.30	17,000,000		17,058,616
10-18-13	3.63	2,000,000		2,097,052
11-17-17	5.00	500,000		540,990
Federal Home Loan Mtge Corp
06-15-11	6.00	500,000		544,249
08-17-11	1.50	6,240,000		6,251,912
11-18-11	1.75	6,355,000		6,372,152
08-17-12	2.18	6,425,000		6,448,779
08-17-12	2.25	9,640,000		9,663,252
08-20-12	5.50	2,610,000		2,889,596
08-24-12	2.25	6,705,000	(o)	6,731,887
07-15-14	5.00	900,000		995,803
06-13-18	4.88	5,405,000	(o)	5,851,456
Federal Natl Mtge Assn
06-09-10	3.26	580,000		592,046
08-12-10	3.25	870,000		892,517
03-02-11	2.00	12,935,000		12,991,992
04-15-11	2.13	7,700,000		7,771,702
04-29-11	1.15	3,121,000	(l)	3,121,746
05-18-12	1.50	3,200,000	(l)	3,205,334
11-19-12	4.75	730,000		796,535
04-09-13	3.25	14,350,000	(o)	15,051,385
07-17-13	4.38	5,020,000		5,404,075
01-02-14	5.13	9,000,000		9,529,335
02-05-14	2.75	13,535,000	(o)	13,669,235
02-13-17	5.00	2,500,000		2,740,088
11-15-30	6.63	1,945,000	(o)	2,443,360
U.S. Treasury
06-30-11	1.13	35,150,000	(o)	35,306,523
07-31-11	1.00	23,595,000	(o)	23,628,175
01-15-12	1.13	17,000,000		16,961,478
05-15-12	1.38	14,105,000		14,110,515
06-15-12	1.88	6,690,000	(o)	6,777,284
02-15-14	4.00	640,000		690,150
04-30-14	1.88	855,000		840,104
07-31-14	2.63	8,090,000		8,186,069
08-31-14	2.38	4,305,000	(o)	4,301,974
02-15-15	4.00	10,740,000	(o)	11,519,488

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-29-16	2.63	3,000,000		2,947,500
11-15-16	4.63	1,000,000		1,102,266
02-15-19	2.75	2,885,000		2,731,059
05-15-19	3.13	965,000		942,081
02-15-29	5.25	2,475,000		2,834,261
02-15-31	5.38	375,000		438,692
02-15-36	4.50	585,000		615,530
U.S. Treasury Inflation-Indexed Bond
01-15-16	2.00	282,474	(e)	287,762
07-15-18	1.38	253,992	(e)	246,425
01-15-27	2.38	537,843	(e)	551,093
U.S. Treasury
Principal Strip
11-15-26	0.00	2,400,000		1,139,402

Total				282,460,562

Asset-Backed (3.2%)
Ameriquest Mtge Securities
Series 2005-R6 Cl A2
08-25-35	0.47	2,091,518	(l)	1,749,520
Asset Backed Securities Corp Home Equity
Series 2005-HE2 Cl M1
02-25-35	0.72	2,435,681	(l)	1,912,887
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.47	2,025,000	(l)	2,028,991
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.68	3,281,256	(d)	2,973,199
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB4 Cl A1A
04-25-37	0.36	3,015,162	(l)	2,216,275
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-26-37	0.42	3,643,497	(d,l)	3,233,603
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.68	857,877	(l)	806,343
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF18 Cl A2A
12-25-37	0.34	1,032,010	(l)	1,006,979
NovaStar Home Equity Loan
Series 2006-4 Cl A2A (MGIC)
09-25-36	0.31	829,131	(i,l)	815,423
Residential Asset Mtge Products
Series 2006 RS4 Cl A2
07-25-36	0.38	1,466,331		1,379,319
Small Business Administration
Series 2002-P10B Cl 1
08-10-12	5.20	323,619		336,306
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.50	3,063,401	(l)	2,835,760

	Coupon	Principal
Issuer	rate	amount		Value(a)
Structured Asset Securities Corp
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.32	1,822,794	(l)	1,739,878

Total				23,034,483

Commercial Mortgage-Backed (2.5%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR6 Cl A4
11-11-41	4.52	1,575,000		1,511,964
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	5,182,239		5,712,209
Federal Natl Mtge Assn #381990
10-01-09	7.11	4,006,296		4,004,854
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	6,478,798		6,484,591

Total				17,713,618

Mortgage-Backed(46.1%) (f,n)
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR9 Cl 1A1
11-25-36	0.34	421,125	(l)	377,817
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-3 Cl 3A2
01-19-34	4.69	2,915,000	(d,l)	2,660,681
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.45	2,323,438	(l)	1,694,317
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.77	3,583,831	(l)	388,098
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	3,818,217	(d)	3,216,102
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K003 Cl A1
07-25-13	2.23	5,102,084		5,122,666
Federal Home Loan Mtge Corp
09-01-24	4.50	3,000,000	(b)	3,082,500
09-01-24	5.50	2,800,000	(b)	2,943,500
09-01-39	5.00	4,912,496	(b)	5,042,982
09-01-39	5.50	3,250,000	(b)	3,386,094
09-01-39	6.00	1,000,000	(b)	1,053,125
Federal Home Loan Mtge Corp #1G2547
12-01-36	6.09	1,369,191	(l)	1,449,063
Federal Home Loan Mtge Corp #1G2598
01-01-37	6.09	1,865,013	(l)	1,970,046

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #1J0614
09-01-37	5.67	2,677,790	(l)	2,811,064
Federal Home Loan Mtge Corp #1Q0140
08-01-36	6.16	714,834	(l)	758,582
Federal Home Loan Mtge Corp #A18107
01-01-34	5.50	2,343,825		2,454,287
Federal Home Loan Mtge Corp #A75929
04-01-38	7.00	316,172		342,154
Federal Home Loan Mtge Corp #B10459
10-01-18	5.50	920,842		981,301
Federal Home Loan Mtge Corp #C00351
07-01-24	8.00	205,160		232,286
Federal Home Loan Mtge Corp #C00385
01-01-25	9.00	334,903		373,807
Federal Home Loan Mtge Corp #C80329
08-01-25	8.00	61,955		70,205
Federal Home Loan Mtge Corp #E00398
10-01-10	7.00	99,465		102,846
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	2,354,223		2,543,903
Federal Home Loan Mtge Corp #E90650
07-01-12	5.50	75,349		77,828
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	2,065,119		2,182,637
Federal Home Loan Mtge Corp #E96624
05-01-18	5.00	1,124,289		1,187,916
Federal Home Loan Mtge Corp #G00363
06-01-25	8.00	256,482		290,635
Federal Home Loan Mtge Corp #G00501
05-01-26	9.00	438,465		502,103
Federal Home Loan Mtge Corp #G04710
09-01-38	6.00	1,638,268		1,727,929
Federal Home Loan Mtge Corp #G10669
03-01-12	7.50	687,296		730,091
Federal Home Loan Mtge Corp #G11243
04-01-17	6.50	9,331,621		10,036,561
Federal Home Loan Mtge Corp #G12100
11-01-13	5.00	2,057,690		2,128,380
Federal Home Loan Mtge Corp #M30074
09-01-09	6.50	529		529
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 11 Cl B
01-01-20	9.85	6,217	(j)	1,560
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2471 Cl SI
03-15-32	31.77	1,116,044	(j)	154,006
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2617 Cl HD
06-15-16	7.00	3,893,216		4,115,104

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
09-01-24	5.00	3,000,000	(b)	3,126,564
09-01-24	5.50	475,000	(b)	499,789
09-01-39	6.00	49,000,000	(b)	51,557,212
09-01-39	6.50	3,000,000	(b)	3,208,125
Federal Natl Mtge Assn #125032
11-01-21	8.00	91,680		101,409
Federal Natl Mtge Assn #190129
11-01-23	6.00	746,316		790,626
Federal Natl Mtge Assn #190988
06-01-24	9.00	170,518		185,510
Federal Natl Mtge Assn #254384
06-01-17	7.00	228,038		246,396
Federal Natl Mtge Assn #254454
08-01-17	7.00	439,080		474,427
Federal Natl Mtge Assn #254723
05-01-23	5.50	6,604,345		6,977,902
Federal Natl Mtge Assn #254757
05-01-13	5.00	4,312,700		4,470,741
Federal Natl Mtge Assn #255501
09-01-14	6.00	467,692		493,831
Federal Natl Mtge Assn #256901
09-01-37	6.50	1,853,604		1,978,541
Federal Natl Mtge Assn #303885
05-01-26	7.50	336,677		374,826
Federal Natl Mtge Assn #313007
07-01-11	7.50	68,296		69,400
Federal Natl Mtge Assn #336512
02-01-26	6.00	41,573		44,138
Federal Natl Mtge Assn #357485
02-01-34	5.50	9,558,713		10,012,192
Federal Natl Mtge Assn #407327
01-01-14	5.50	249,102		264,367
Federal Natl Mtge Assn #456374
12-01-13	5.50	434,611		461,244
Federal Natl Mtge Assn #508402
08-01-14	6.50	211,213		226,673
Federal Natl Mtge Assn #545818
07-01-17	6.00	9,305,085		10,007,133
Federal Natl Mtge Assn #545864
08-01-17	5.50	8,032,179		8,592,646
Federal Natl Mtge Assn #545910
08-01-17	6.00	1,476,086		1,589,657
Federal Natl Mtge Assn #555063
11-01-17	5.50	6,028,716		6,456,616
Federal Natl Mtge Assn #555367
03-01-33	6.00	7,355,852		7,817,461
Federal Natl Mtge Assn #579485
04-01-31	6.50	1,821,351	(p)	1,969,429
Federal Natl Mtge Assn #593829
12-01-28	7.00	1,301,445		1,430,800
Federal Natl Mtge Assn #601416
11-01-31	6.50	697,929		757,943
Federal Natl Mtge Assn #630993
09-01-31	7.50	2,033,941		2,266,549
Federal Natl Mtge Assn #648040
06-01-32	6.50	1,970,202		2,126,395

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #648349
06-01-17	6.00	5,360,667		5,773,347
Federal Natl Mtge Assn #651284
07-01-17	6.00	1,023,355		1,100,463
Federal Natl Mtge Assn #662866
11-01-17	6.00	982,371		1,056,735
Federal Natl Mtge Assn #665752
09-01-32	6.50	993,861		1,072,651
Federal Natl Mtge Assn #670782
11-01-12	5.00	169,350		175,908
Federal Natl Mtge Assn #670830
12-01-12	5.00	224,066		231,505
Federal Natl Mtge Assn #671415
01-01-10	5.00	136,304		137,703
Federal Natl Mtge Assn #678940
02-01-18	5.50	1,656,102		1,775,699
Federal Natl Mtge Assn #686227
02-01-18	5.50	2,143,106		2,294,286
Federal Natl Mtge Assn #696837
04-01-18	5.50	2,379,753		2,551,570
Federal Natl Mtge Assn #704610
06-01-33	5.50	8,798,233	(p)	9,215,634
Federal Natl Mtge Assn #712602
06-01-13	5.00	540,906		560,734
Federal Natl Mtge Assn #722325
07-01-33	4.95	4,248,380	(l)	4,446,813
Federal Natl Mtge Assn #725425
04-01-34	5.50	7,296,089		7,642,615
Federal Natl Mtge Assn #725431
08-01-15	5.50	4,879,382		5,178,396
Federal Natl Mtge Assn #725773
09-01-34	5.50	6,221,593		6,510,921
Federal Natl Mtge Assn #739243
09-01-33	6.00	2,518,131		2,702,405
Federal Natl Mtge Assn #739331
09-01-33	6.00	1,290,175		1,369,526
Federal Natl Mtge Assn #743524
11-01-33	5.00	2,624,940		2,708,457
Federal Natl Mtge Assn #745275
02-01-36	5.00	864,763		890,925
Federal Natl Mtge Assn #745392
12-01-20	4.50	852,540		891,881
Federal Natl Mtge Assn #753508
11-01-33	5.00	2,671,222		2,756,211
Federal Natl Mtge Assn #791447
10-01-34	6.00	3,959,586		4,194,455
Federal Natl Mtge Assn #797046
07-01-34	5.50	2,545,074		2,663,430
Federal Natl Mtge Assn #799843
11-01-34	4.87	945,964	(l)	979,602
Federal Natl Mtge Assn #815463
02-01-35	5.50	1,669,324		1,746,954
Federal Natl Mtge Assn #829597
08-01-35	4.74	1,189,808	(l)	1,226,925
Federal Natl Mtge Assn #832641
09-01-35	6.00	5,725,966		6,054,873

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #881886
04-01-36	5.36	693,963	(l)	728,256
Federal Natl Mtge Assn #883267
07-01-36	6.50	3,938,304		4,263,652
Federal Natl Mtge Assn #886764
08-01-36	6.01	579,257	(l)	611,842
Federal Natl Mtge Assn #887403
07-01-36	7.00	2,448,005		2,686,928
Federal Natl Mtge Assn #888989
06-01-37	5.92	4,213,834	(l)	4,499,397
Federal Natl Mtge Assn #895834
04-01-36	6.03	1,114,346	(l)	1,192,350
Federal Natl Mtge Assn #919341
05-01-37	6.50	2,822,676		3,023,957
Federal Natl Mtge Assn #946609
09-01-37	5.81	877,655	(l)	922,058
Federal Natl Mtge Assn #967656
12-01-37	6.50	3,349,506		3,588,355
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 163 Cl 2
07-25-22	22.15	418,010	(j)	64,849
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-18 Cl SE
02-25-32	32.60	2,235,003	(j)	299,893
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-26 Cl MI
03-25-23	15.70	1,189,302	(j)	159,860
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	5.89	3,098,123	(j)	518,630
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,675,453	(j)	202,668
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 36 Cl 2
08-01-18	33.50	3,633	(j)	572
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 70 Cl 2
01-15-20	27.12	155,913	(j)	29,920

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Principal Only
Series G-15 Cl A
06-25-21	2.49	20,578	(k)	18,733
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-W11 Cl A1
06-25-33	4.92	103,181	(l)	103,520
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-60 Cl PA
04-25-34	5.50	2,682,175		2,837,598
Govt Natl Mtge Assn
09-01-39	4.50	5,000,000	(b)	5,040,625
09-01-39	6.00	6,700,000	(b)	7,062,215
Govt Natl Mtge Assn #615740
08-15-13	6.00	477,816		512,920
Govt Natl Mtge Assn #648339
10-15-35	5.50	1,393,955		1,463,599
Govt Natl Mtge Assn #781507
09-15-14	6.00	2,267,411		2,395,588
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-3 Cl JB
05-20-29	5.00	233,910		237,632
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-63 Cl A
01-16-38	3.40	4,815,000		4,811,991
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 3A
06-19-34	1.03	290,706	(l)	134,697
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.42	960,342	(d,l)	929,131
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.36	1,674,736	(d,l)	1,620,307
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.39	1,236,413	(l)	1,036,114
Morgan Stanley Mtge Loan Trust
Series 2006-13AX Cl A1
10-25-36	0.36	1,514,989	(l)	1,284,589
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-18 Cl 9A1
09-25-35	5.25	1,797,047	(l)	1,693,115
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	2,621,164		2,264,133

Total				328,921,565

	Coupon	Principal
Issuer	rate	amount		Value(a)
Electric (0.7%)
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	1,330,000		1,436,493
NiSource Finance
11-15-10	7.88	3,590,000		3,775,553

Total				5,212,046

Gas Pipelines (1.3%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	2,120,000		2,270,244
Northern Natural Gas
Sr Unsecured
06-01-11	7.00	1,275,000	(d)	1,381,865
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	4,895,000		5,264,999

Total				8,917,108

Independent Energy (0.3%)
Devon Financing
09-30-11	6.88	2,060,000	(c)	2,247,921

Media Cable (0.2%)
Comcast
03-15-11	5.50	1,440,000		1,516,270

Railroads (0.2%)
CSX
Sr Unsecured
03-15-11	6.75	1,065,000		1,131,260

Wirelines (1.4%)
Telefonica Emisiones SAU
06-20-11	5.98	1,065,000	(c)	1,134,034
Telefonica Europe
09-15-10	7.75	1,065,000	(c)	1,129,235
TELUS
Sr Unsecured
06-01-11	8.00	3,565,000	(c)	3,880,146
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	3,725,000		3,976,605

Total				10,120,020

Total Bonds
(Cost:$670,267,506)				$681,675,738

FDIC-Insured Debt (9.4%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Bank of America
FDIC Govt Guaranty
04-30-12	2.10%	$7,280,000		$7,358,136
06-15-12	3.13	3,810,000		3,957,123
06-22-12	2.38	3,055,000	(o)	3,108,710
Citigroup Funding
FDIC Govt Guaranty
07-12-12	2.13	15,000,000		15,137,981
General Electric Capital
FDIC Govt Guaranty
03-11-11	1.80	10,665,000		10,795,472
12-28-12	2.63	7,580,000	(o)	7,747,741
Goldman Sachs Group
FDIC Govt Guaranty
07-15-11	1.63	7,750,000	(o)	7,820,401
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65	2,940,000	(o)	2,973,115
Morgan Stanley
FDIC Govt Guaranty
02-10-12	0.74	8,300,000		8,364,151

Total FDIC-Insured Debt
(Cost:$66,482,798)				$67,262,830

Government Guaranteed (0.1%)(h)

	Coupon	Principal
Issuer	rate	amount		Value(a)
UK Barclays Bank
Govt Guaranty
03-05-12	2.70%	$780,000	(c,d)	$793,735

Total Government Guaranteed
(Cost: $779,329)				$793,735

U.S. Government Agencies (2.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Federal Home Loan Bank Disc Nts
09-21-09	0.14%	$20,000,000	$19,998,367

Total U.S. Government Agencies
(Cost: $19,998,444)			$19,998,367

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	2,890,536	(m)	$2,890,536

Total Money Market Fund
(Cost: $2,890,536)			$2,890,536

Investments of Cash Collateral Received for Securities on Loan (10.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	72,932,059	$72,932,059

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $72,932,059)		$72,932,059

Total Investments in Securities
(Cost: $833,350,672)(q)		$845,553,265

Investments in Derivatives
Futures Contracts Outstanding at Aug. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	13	$1,556,750	Dec. 2009	$6,277
U.S. Treasury Note, 2-year	466	100,816,187	Jan. 2010	297,835
U.S. Treasury Note, 3-year	(70)	(15,756,563)	Oct. 2009	(126,998)
U.S. Treasury Note, 5-year	(453)	(52,781,580)	Oct. 2009	(826,904)
U.S. Treasury Note, 10-year	(50)	(5,927,344)	Sept. 2009	(35,763)

Total				$(685,553)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $85,811,609.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 1.3% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $16,808,623 or 2.4% of net assets.

(e)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	This debt is guaranteed by the HM Treasury, United Kingdom.

(i)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MGIC — Mortgage Guaranty Insurance Corporation

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2009.

(k)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2009.

(l)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(m)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(n)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
09-01-39 5.00%	$1,000,000	09-14-09	$1,010,508	$1,026,250
09-01-39 5.50	8,000,000	09-14-09	8,220,000	8,327,504

(o)	At Aug. 31, 2009, security was partially or fully on loan.

(p)	At Aug. 31, 2009, investments in securities included securities valued at $847,726 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(q)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $833,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,104,000
Unrealized depreciation	(5,902,000)

Net unrealized appreciation	$12,202,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated May 31, 2009.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$116,779,810	$400,885	$—	$117,180,695
U.S. Government Obligations & Agencies	18,292,741	147,388,010	—	165,680,751
Asset-Backed Securities	—	19,800,880	3,233,603	23,034,483
Commercial Mortgage-Backed Securities	—	17,713,618	—	17,713,618
Residential Mortgage-Backed Securities	—	314,666,356	14,255,210	328,921,566
Corporate Debt Securities	—	29,144,625	—	29,144,625

Total Bonds	135,072,551	529,114,374	17,488,813	681,675,738

Short-Term Securities
U.S. Government Agencies	—	19,998,367	—	19,998,367

Total Short-Term Securities	—	19,998,367	—	19,998,367

Other
Government Guaranteed	—	793,735	—	793,735
FDIC-Insured Debt Securities	—	67,262,830	—	67,262,830
Affiliated Money Market Fund (a)	2,890,536	—	—	2,890,536
Investments of Cash Collateral Received for Securities on Loan	72,932,059	—	—	72,932,059

Total Other	75,822,595	68,056,565	—	143,879,160

Investments in Securities	210,895,146	617,169,306	17,488,813	845,553,265
Other Financial Instruments (b)	(685,553)	—	—	(685,553)

Total	$210,209,593	$617,169,306	$17,488,813	$844,867,712

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2009	$3,336,800	$2,972,070	$6,308,870
Accrued discounts/premiums	73,811	11,357	85,168
Realized gain (loss)	—	24,939	24,939
Change in unrealized appreciation (depreciation)*	95,895	810,728	906,623
Net purchases (sales)	(272,903)	6,925,740	6,652,837
Transfers in and/or out of Level 3	—	3,510,376	3,510,376

Balance as of Aug. 31, 2009	$3,233,603	$14,255,210	$17,488,813

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2009 was $(3,029,215).

Portfolio of Investments
RiverSource U.S. Government Mortgage Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (131.0%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (6.3%)
Asset Backed Securities Corp Home Equity
Series 2005-HE2 Cl M1
02-25-35	0.72%	$1,117,160	(i)	$877,374
Chase Funding Mtge Loan Asset-Backed
Series 2004-1 Cl 1A4
08-25-30	4.11	643,314		604,870
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.66	1,516,068	(d)	1,373,733
Credit-Based Asset Servicing and Securitization LLC
Series 2006-RP2 Cl A1
07-25-36	0.42	212,202	(d,i)	203,468
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-26-37	0.42	1,685,338	(d,i)	1,495,737
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.68	397,732	(i)	373,839
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF18 Cl A2A
12-25-37	0.34	468,570	(i)	457,205
Fremont Home Loan Trust
Series 2005-A Cl M1
01-25-35	0.70	1,210,919	(i)	1,195,898
JPMorgan Mtge Acquisition Corp
Series 2006-RM1 Cl A2
08-25-36	0.35	181,868	(i)	155,476
JPMorgan Mtge Acquisition Corp
Series 2006-WMC3 Cl A2
08-25-36	0.32	34,093	(i)	33,427
Long Beach Mtge Loan Trust
Series 2006-4 Cl 2A2
05-25-36	0.37	532,410	(i)	496,487
MASTR Asset Backed Securities Trust
Series 2005-FRE1 Cl A4
10-25-35	0.52	535,288	(i)	480,974
NovaStar Home Equity Loan
Series 2006-4 Cl A2A (MGIC)
09-25-36	0.31	552,754	(i,l)	543,615
RAAC Series
Series 2006-SP4 Cl A1
11-25-36	0.37	1,194,586	(i)	1,118,267
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 10A1
10-26-36	0.37	595,000	(d,i)	571,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Renaissance Home Equity Loan Trust
Series 2006-4 Cl AF1
01-25-37	5.55	115,034		110,533
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	195,000	(j)	10,256
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	130,000	(j)	5,723
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	190,000	(j)	6,893
Residential Asset Mtge Products
Series 2006 RS4 Cl A2
07-25-36	0.38	686,659		645,912
Resmae Mtge Loan Trust
Series 2006-1 Cl A2A
02-25-36	0.37	25,882	(d,i)	25,552
Soundview Home Equity Loan Trust
Series 2007-OPT4 Cl 2A1
09-25-37	1.17	1,186,543	(i)	1,147,624
Soundview Home Equity Loan Trust
Series 2008-1 Cl A1 (FSA)
02-25-38	1.77	1,221,525	(d,i,l)	944,413
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.50	1,420,576	(i)	1,315,013
Structured Asset Securities Corp
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.32	384,812	(i)	367,308
Structured Asset Securities Corp
Series 2007-BC1 Cl A2
02-25-37	0.32	1,722,578	(i)	1,600,891
Washington Mutual Asset-Backed Ctfs
Series 2006-HE3 Cl 2A1
08-25-36	0.34	3,950,042	(i)	3,755,356

Total				19,917,044

Commercial Mortgage-Backed (5.2%)(f)
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	3,122,000		3,117,167
Bear Stearns Commercial Mtge Securities
Series 2004-PWR6 Cl A4
11-11-41	4.52	3,100,000		2,975,929
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2007-CD4 Cl A2B
12-11-49	5.21	3,000,000		2,920,899
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	1,742,114		1,920,275
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.13	1,000,000	(d,i)	745,325
JPMorgan Chase Commercial Mtge Securities
Series 2007-LDPX Cl A3
01-15-49	5.42	1,000,000		839,391

	Coupon	Principal
Issuer	rate	amount		Value(a)
LB-UBS Commercial Mtge Trust
Series 2004-C6 Cl A6
08-15-29	5.02	2,000,000		1,818,995
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	2,000,000	(d)	1,984,540

Total				16,322,521

Mortgage-Backed (118.1%)(f,k)
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	872,375		457,247
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	498,154		408,175
Chaseflex Trust
Collateralized Mtge Obligation
Series 2006-2 Cl A1B
09-25-36	0.37	149,925	(i)	148,468
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-3 Cl 3A2
01-19-34	4.69	3,335,000	(d,i)	3,044,038
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	44.25	1,553,891	(h)	139,993
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-50CB Cl 2A1
11-25-35	6.00	834,996		537,855
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	459,292		299,545
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.77	1,738,2655	(i)	188,239
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	399,779	(d)	336,736
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.31	365,162	(i)	189,928
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-2R Cl 1A16
09-26-34	3.38	20,000,000	(d,i)	5,200,000
Federal Home Loan Mtge Corp
09-01-39	4.50	3,000,000	(e)	3,014,064
09-01-39	5.00	3,037,882	(e)	3,118,574
09-01-39	5.50	2,500,000	(e)	2,604,688
09-01-39	6.00	8,400,000	(e)	8,846,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #1B7116
08-01-36	5.90	3,321,182	(i)	3,506,567
Federal Home Loan Mtge Corp #555300
10-01-17	8.00	153,901		164,948
Federal Home Loan Mtge Corp #A10892
07-01-33	6.00	510,400		543,272
Federal Home Loan Mtge Corp #A15111
10-01-33	6.00	678,068		719,772
Federal Home Loan Mtge Corp #A21059
04-01-34	6.50	435,710		466,304
Federal Home Loan Mtge Corp #A25174
08-01-34	6.50	292,452		312,986
Federal Home Loan Mtge Corp #A82297
10-01-38	6.50	885,713		944,116
Federal Home Loan Mtge Corp #A83607
12-01-38	5.50	5,755,492		6,005,734
Federal Home Loan Mtge Corp #A87580
07-01-39	5.00	14,129,016		14,525,567
Federal Home Loan Mtge Corp #C53098
06-01-31	8.00	232,569		263,502
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	772,580		810,168
Federal Home Loan Mtge Corp #C68876
07-01-32	7.00	128,494		140,644
Federal Home Loan Mtge Corp #C69665
08-01-32	6.50	1,801,237		1,934,466
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	1,035,230		1,084,666
Federal Home Loan Mtge Corp #D95232
03-01-22	6.50	217,813		236,286
Federal Home Loan Mtge Corp #D95371
04-01-22	6.50	254,948		277,133
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	466,149		503,707
Federal Home Loan Mtge Corp #E88036
02-01-17	6.50	815,297		878,038
Federal Home Loan Mtge Corp #E88468
12-01-16	6.50	198,408		215,895
Federal Home Loan Mtge Corp #E89232
04-01-17	7.00	318,526		342,088
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	1,046,911		1,106,487
Federal Home Loan Mtge Corp #E93685
01-01-18	5.50	767,550		818,424
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	279,548		296,520
Federal Home Loan Mtge Corp #G01169
01-01-30	5.50	1,089,301		1,142,511
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	1,627,445		1,745,920
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	6,893,921		7,104,644
Federal Home Loan Mtge Corp #G03117
11-01-36	6.50	93,999		100,217
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	3,849,333		4,063,226
Federal Home Loan Mtge Corp #G03994
03-01-38	6.50	20,289		21,626
Federal Home Loan Mtge Corp #G05058
12-01-38	6.00	3,528,237		3,721,333

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #G12101
11-01-18	5.00	573,409		605,861
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2471 Cl SI
03-15-32	31.77	214,613	(h)	29,615
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2639 Cl UI
03-15-22	13.26	836,107	(h)	91,298
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	41.78	240,725	(h)	9,611
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	26.19	626,237	(h)	49,013
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2824 Cl EI
09-15-20	8.09	1,467,244	(h)	59,779
Federal Natl Mtge Assn
09-01-24	5.00	16,300,000	(e)	16,987,664
09-01-39	5.50	31,300,000	(e)	32,581,358
09-01-39	6.00	30,000,000	(e)	31,565,640
Federal Natl Mtge Assn #190353
08-01-34	5.00	1,308,156		1,348,959
Federal Natl Mtge Assn #252409
03-01-29	6.50	1,026,569		1,109,769
Federal Natl Mtge Assn #254759
06-01-18	4.50	1,451,835		1,523,368
Federal Natl Mtge Assn #254793
07-01-33	5.00	1,709,944		1,764,349
Federal Natl Mtge Assn #254916
09-01-23	5.50	1,408,878		1,488,567
Federal Natl Mtge Assn #313470
08-01-10	7.50	34,910		35,157
Federal Natl Mtge Assn #323362
11-01-28	6.00	1,938,857		2,064,769
Federal Natl Mtge Assn #323715
05-01-29	6.00	354,684		377,718
Federal Natl Mtge Assn #344909
04-01-25	8.00	525,833		574,926
Federal Natl Mtge Assn #357514
03-01-34	5.50	1,858,100		1,946,251
Federal Natl Mtge Assn #483691
12-01-28	7.00	1,035,144		1,156,415
Federal Natl Mtge Assn #487757
09-01-28	7.50	640,562		711,044
Federal Natl Mtge Assn #514704
01-01-29	6.00	460,914		490,846
Federal Natl Mtge Assn #545008
06-01-31	7.00	1,212,607		1,344,501
Federal Natl Mtge Assn #545339
11-01-31	6.50	183,972		200,277

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #545818
07-01-17	6.00	1,672,100		1,798,256
Federal Natl Mtge Assn #545864
08-01-17	5.50	991,216		1,060,381
Federal Natl Mtge Assn #555458
05-01-33	5.50	1,395,436		1,455,175
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,531,473		1,627,579
Federal Natl Mtge Assn #555734
07-01-23	5.00	591,152		617,068
Federal Natl Mtge Assn #581418
06-01-31	7.00	748,485		824,090
Federal Natl Mtge Assn #583088
06-01-29	6.00	2,385,772		2,562,143
Federal Natl Mtge Assn #592270
01-01-32	6.50	567,938		619,618
Federal Natl Mtge Assn #596505
08-01-16	6.50	109,094		117,599
Federal Natl Mtge Assn #601416
11-01-31	6.50	259,509		281,824
Federal Natl Mtge Assn #624979
01-01-32	6.00	546,087		585,393
Federal Natl Mtge Assn #626670
03-01-32	7.00	477,749		533,052
Federal Natl Mtge Assn #627426
03-01-17	6.50	350,376		378,143
Federal Natl Mtge Assn #630992
09-01-31	7.00	1,462,290		1,635,099
Federal Natl Mtge Assn #630993
09-01-31	7.50	1,579,049		1,759,634
Federal Natl Mtge Assn #631388
05-01-32	6.50	1,305,069		1,420,373
Federal Natl Mtge Assn #632856
03-01-17	6.00	352,561		379,702
Federal Natl Mtge Assn #633674
06-01-32	6.50	798,081		874,904
Federal Natl Mtge Assn #635231
04-01-32	7.00	72,728		80,048
Federal Natl Mtge Assn #635908
04-01-32	6.50	918,718		997,644
Federal Natl Mtge Assn #636812
04-01-32	7.00	99,078		109,795
Federal Natl Mtge Assn #640200
10-01-31	9.50	100,478		114,430
Federal Natl Mtge Assn #640207
03-01-17	7.00	34,378		35,894
Federal Natl Mtge Assn #640208
04-01-17	7.50	40,233		41,639
Federal Natl Mtge Assn #644805
05-01-32	7.00	828,396		917,899
Federal Natl Mtge Assn #645053
05-01-32	7.00	469,376		515,035
Federal Natl Mtge Assn #646189
05-01-32	6.50	339,349	(m)	366,252
Federal Natl Mtge Assn #654071
09-01-22	6.50	453,366		493,661
Federal Natl Mtge Assn #654685
11-01-22	6.00	474,305		508,737
Federal Natl Mtge Assn #655635
08-01-32	6.50	620,788		674,092

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #656514
09-01-17	6.50	835,184		901,745
Federal Natl Mtge Assn #660186
11-01-32	6.00	1,902,418		2,044,622
Federal Natl Mtge Assn #665752
09-01-32	6.50	930,588		1,004,362
Federal Natl Mtge Assn #667302
01-01-33	7.00	488,367		540,981
Federal Natl Mtge Assn #670382
09-01-32	6.00	882,386		937,759
Federal Natl Mtge Assn #676683
12-01-32	6.00	1,034,726		1,099,659
Federal Natl Mtge Assn #677089
01-01-33	5.50	435,302	(m)	456,021
Federal Natl Mtge Assn #677294
01-01-33	6.00	1,202,890		1,278,376
Federal Natl Mtge Assn #681080
02-01-18	5.00	594,188		628,558
Federal Natl Mtge Assn #682229
03-01-33	5.50	3,298,418		3,455,415
Federal Natl Mtge Assn #684585
02-01-33	5.50	1,216,655		1,281,780
Federal Natl Mtge Assn #684843
02-01-18	5.50	1,146,517		1,227,431
Federal Natl Mtge Assn #684853
03-01-33	6.50	210,032		227,489
Federal Natl Mtge Assn #688002
03-01-33	5.50	1,139,022		1,203,928
Federal Natl Mtge Assn #689026
05-01-33	5.50	317,245		334,222
Federal Natl Mtge Assn #689093
07-01-28	5.50	747,641		786,848
Federal Natl Mtge Assn #694628
04-01-33	5.50	1,667,215		1,752,347
Federal Natl Mtge Assn #694795
04-01-33	5.50	2,045,191		2,155,341
Federal Natl Mtge Assn #695460
04-01-18	5.50	1,502,310		1,610,869
Federal Natl Mtge Assn #697145
03-01-23	5.50	819,364		861,199
Federal Natl Mtge Assn #699424
04-01-33	5.50	1,320,979		1,392,246
Federal Natl Mtge Assn #701101
04-01-33	6.00	1,660,673		1,762,811
Federal Natl Mtge Assn #704610
06-01-33	5.50	1,699,023		1,779,627
Federal Natl Mtge Assn #705655
05-01-33	5.00	587,535		606,228
Federal Natl Mtge Assn #708503
05-01-33	6.00	260,146		278,792
Federal Natl Mtge Assn #708504
05-01-33	6.00	553,783		593,510
Federal Natl Mtge Assn #710780
05-01-33	6.00	167,999		178,332
Federal Natl Mtge Assn #711206
05-01-33	5.50	1,034,364		1,083,436
Federal Natl Mtge Assn #711239
07-01-33	5.50	521,536		546,279
Federal Natl Mtge Assn #711501
05-01-33	5.50	656,984		694,400
Federal Natl Mtge Assn #723771
08-01-28	5.50	692,837		729,171

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #725017
12-01-33	5.50	2,417,051	2,555,990
Federal Natl Mtge Assn #725232
03-01-34	5.00	1,377,275	1,421,095
Federal Natl Mtge Assn #725424
04-01-34	5.50	7,206,271	7,548,147
Federal Natl Mtge Assn #725425
04-01-34	5.50	2,096,155	2,195,711
Federal Natl Mtge Assn #725684
05-01-18	6.00	543,223	583,159
Federal Natl Mtge Assn #725773
09-01-34	5.50	1,458,856	1,526,699
Federal Natl Mtge Assn #726940
08-01-23	5.50	1,124,180	1,185,240
Federal Natl Mtge Assn #730153
08-01-33	5.50	551,063	577,206
Federal Natl Mtge Assn #733367
08-01-23	5.50	795,403	838,851
Federal Natl Mtge Assn #735212
12-01-34	5.00	7,387,381	7,617,804
Federal Natl Mtge Assn #743524
11-01-33	5.00	1,596,839	1,647,645
Federal Natl Mtge Assn #743579
11-01-33	5.50	1,233,243	1,291,750
Federal Natl Mtge Assn #745275
02-01-36	5.00	2,974,784	3,064,783
Federal Natl Mtge Assn #745355
03-01-36	5.00	3,100,534	3,194,337
Federal Natl Mtge Assn #747339
10-01-23	5.50	980,722	1,034,082
Federal Natl Mtge Assn #753507
12-01-18	5.00	752,884	798,987
Federal Natl Mtge Assn #759342
01-01-34	6.50	345,724	376,110
Federal Natl Mtge Assn #770403
04-01-34	5.00	1,301,160	1,341,745
Federal Natl Mtge Assn #776962
04-01-29	5.00	1,150,786	1,193,081
Federal Natl Mtge Assn #779676
06-01-34	5.00	2,064,578	2,128,975
Federal Natl Mtge Assn #793622
09-01-34	5.50	5,330,007	5,577,873
Federal Natl Mtge Assn #797232
09-01-34	5.50	4,508,252	4,717,904
Federal Natl Mtge Assn #826585
08-01-35	5.00	1,940,703	1,999,417
Federal Natl Mtge Assn #845109
05-01-36	6.00	4,734,376	4,998,928
Federal Natl Mtge Assn #869867
04-01-21	5.50	3,194,968	3,372,788
Federal Natl Mtge Assn #886020
07-01-36	6.50	883,181	956,053
Federal Natl Mtge Assn #886291
07-01-36	7.00	627,399	689,264
Federal Natl Mtge Assn #888414
11-01-35	5.00	3,281,327	3,380,600
Federal Natl Mtge Assn #893101
10-01-36	6.50	2,462,812	2,639,586
Federal Natl Mtge Assn #928046
01-01-37	6.00	3,090,723	3,263,429

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #928870
11-01-37	8.50	199,025		219,408
Federal Natl Mtge Assn #933966
07-01-23	6.00	2,204,183		2,346,367
Federal Natl Mtge Assn #933985
08-01-23	5.50	1,761,556		1,856,471
Federal Natl Mtge Assn #941285
06-01-37	6.00	3,791,980		3,999,131
Federal Natl Mtge Assn #960606
10-01-36	5.50	3,229,400		3,379,580
Federal Natl Mtge Assn #976421
03-01-23	4.50	4,620,073		4,760,360
Federal Natl Mtge Assn #984458
05-01-38	6.00	3,901,659		4,111,535
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-119 Cl GI
12-25-33	5.44	685,259	(h)	131,368
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	5.89	1,598,853	(h)	267,650
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	372,323	(h)	45,037
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	7.82	142,112	(h)	12,097
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2005-70 Cl YJ
08-25-35	2.99	1,667,523	(h)	89,845
Govt Natl Mtge Assn
09-01-39	4.50	10,000,000	(e)	10,081,250
09-01-39	5.00	7,000,000	(e)	7,203,434
09-01-39	6.00	2,500,000	(e)	2,635,155
Govt Natl Mtge Assn #3931
12-20-36	6.00	2,865,993		3,032,740
Govt Natl Mtge Assn #518371
02-15-30	7.00	116,463		128,561
Govt Natl Mtge Assn #528344
03-15-30	7.00	211,834		233,839
Govt Natl Mtge Assn #556293
12-15-31	6.50	314,909		340,323
Govt Natl Mtge Assn #583182
02-15-32	6.50	548,395		591,110
Govt Natl Mtge Assn #595256
12-15-32	6.00	276,811		294,939
Govt Natl Mtge Assn #619613
09-15-33	5.00	1,083,716		1,123,974
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only

	Coupon	Principal
Issuer	rate	amount		Value(a)
Series 2005-AR8 Cl AX1
04-25-35	0.00	4,902,377	(b,g,h)	—
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	20.00	9,490,501	(h)	97,920
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.42	449,049	(d,i)	434,455
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.36	786,551	(d,i)	760,988
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R6 Cl 4A2
04-26-35	4.87	5,125,699	(d)	717,598
JP Morgan Reremic
Collateralized Mtge Obligation
Series 2009-3 Cl 1A2
02-26-35	4.53	1,449,242	(d,i)	123,153
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2004-S2 Cl 4A5
11-25-34	6.00	820,716		703,058
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	287,829		257,764
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	412,004		408,705
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-3 Cl 1A2
04-25-35	5.50	1,537,000		1,120,189
Nomura Asset Acceptance Corp
Collateralized Mtge Obligation
Series 2006-AF1 Cl 1A1A
05-25-36	0.37	1,141,129	(i)	1,051,188
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	487,766		470,103
Washington Mutual Alternative Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2006-5 Cl 3A1B
07-25-36	0.33	347,499	(i)	327,711
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2004-AR9 Cl A6
08-25-34	2.96	1,783,919	(i)	1,755,495
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-F Cl A3
06-25-34	4.72	1,212,162	(i)	1,193,701

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-8 Cl 2A7
07-25-37	6.00	2,058,840		1,943,124

Total				369,432,830

Electric (0.1%)
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	245,000		264,617

Gas Pipelines (0.6%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	400,000		428,348
Northern Natural Gas
Sr Unsecured
06-01-11	7.00	500,000	(d)	541,908
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	900,000		968,028

Total				1,938,284

Media Cable (0.1%)
Comcast
03-15-11	5.50	260,000		273,771

Railroads (0.1%)
CSX
Sr Unsecured
03-15-11	6.75	195,000		207,132

Wirelines (0.5%)
Telefonica Emisiones SAU
06-20-11	5.98	195,000	(c)	207,640
TELUS
Sr Unsecured
06-01-11	8.00	655,000	(c)	712,902
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	685,000		731,268

Total				1,651,810

Total Bonds (Cost: $398,296,640)				$410,008,009

Money Market Fund (6.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	19,323,932	(n)	$19,323,932

Total Money Market Fund (Cost: $19,323,932)			$19,323,932

Total Investments in Securities (Cost: $417,620,572)(o)			$429,331,941

Investments in Derivatives
Futures Contracts Outstanding at Aug. 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	(70)	$(15,238,125)	Oct. 2009	$(52,923)
U.S. Treasury Note, 5-year	(16)	(1,864,250)	Oct. 2009	(25,870)
U.S. Treasury Note, 10-year	(74)	(8,772,469)	Sept. 2009	(165,066)

Total				$(243,859)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2009, the value of foreign securities represented 0.3% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $18,502,844 or 5.9% of net assets.

(e)	At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $117,842,384.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Negligible market value.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2009.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(j)	This position is in bankruptcy.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
09-01-39 5.00%	$10,200,000	09-14-2009	$10,307,180	$10,467,750

(l)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FSA	—	Financial Security Assurance
MGIC	—	Mortgage Guaranty Insurance Corporation

(m)	At Aug. 31, 2009, investments in securities included securities valued at $241,975 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(o)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $417,621,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,335,000
Unrealized depreciation	(4,624,000)

Net unrealized appreciation	$11,711,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Asset-Backed Securities	$—	$17,476,894	$2,440,150	$19,917,044
Commercial Mortgage-Backed Securities	—	16,322,521	—	16,322,521
Residential Mortgage-Backed Securities	—	360,993,835	8,438,995	369,432,830
Corporate Debt Securities	—	4,335,614	—	4,335,614

Total Bonds	—	399,128,864	10,879,145	410,008,009

Other
Affiliated Money Market Fund (a)	19,323,932	—	—	19,323,932

Total Other	19,323,932	—	—	19,323,932

Investments in Securities	19,323,932	399,128,864	10,879,145	429,331,941
Other Financial Instruments (b)	(243,859)	—	—	(243,859)

Total	$19,080,073	$399,128,864	$10,879,145	$429,088,082

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2009	$2,526,643	$6,415,021	$8,941,664
Accrued discounts/premiums	76,555	(5,802)	70,753
Realized gain (loss)	—	(2,073,686)	(2,073,686)
Change in unrealized appreciation (depreciation)*	118,389	5,853,391	5,971,780
Net purchases (sales)	(281,437)	(357,897)	(639,334)
Transfers in and/or out of Level 3	—	(1,392,032)	(1,392,032)

Balance as of Aug. 31, 2009	$2,440,150	$8,438,995	$10,879,145

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2009 was $2,768,838.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Government Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 29, 2009